Cover	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Entity File Number	000-55406
Entity Registrant Name	NIGHTFOOD HOLDINGS, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	520 White Plains Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	866
Local Phone Number	291-7778
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false